Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes
Income Before Income Taxes	Income Before Income Taxes

(Millions)	2015	2014	2013
United States	$4,399	$3,815	$3,194
International	2,424	3,211	3,368
Total	$6,823	$7,026	$6,562

Provision for Income Taxes

Provision for Income Taxes

(Millions)	2015	2014	2013
Currently payable
Federal	$1,338	$1,103	$948
State	101	108	91
International	566	1,008	901
Deferred
Federal	(55)	(171)	(123)
State	6	(9)	(2)
International	26	(11)	26
Total	$1,982	$2,028	$1,841

Components of Deferred Tax Assets and Liabilities

Components of Deferred Tax Assets and Liabilities

(Millions)	2015	2014
Deferred tax assets:
Accruals not currently deductible
Employee benefit costs	$175	$148
Product and other claims	146	152
Miscellaneous accruals	114	137
Pension costs	1,120	1,312
Stock-based compensation	305	290
Net operating/capital loss carryforwards	109	175
Foreign tax credits	25	360
Inventory	46	52
Other	—	30
Gross deferred tax assets	2,040	2,656
Valuation allowance	(31)	(22)
Total deferred tax assets	$2,009	$2,634

Deferred tax liabilities:
Product and other insurance receivables	$(28)	$(31)
Accelerated depreciation	(736)	(804)
Intangible amortization	(1,017)	(719)
Currency translation	(199)	(91)
Other	(70)	—
Total deferred tax liabilities	$(2,050)	$(1,645)

Net deferred tax assets (liabilities)	$(41)	$989

Reconciliation of Effective Income Tax Rate

Reconciliation of Effective Income Tax Rate

	2015	2014	2013
Statutory U.S. tax rate	35.0%	35.0%	35.0%
State income taxes - net of federal benefit	1.1	0.9	0.9
International income taxes - net	(3.8)	(5.8)	(6.3)
U.S. research and development credit	(0.5)	(0.4)	(0.7)
Reserves for tax contingencies	(1.0)	0.6	1.2
Domestic Manufacturer’s deduction	(1.8)	(1.3)	(1.6)
All other - net	0.1	(0.1)	(0.4)
Effective worldwide tax rate	29.1%	28.9%	28.1%

Reconciliation of Federal, State and Foreign Tax Gross Unrecognized Tax Benefits

Federal, State and Foreign Tax

(Millions)	2015	2014	2013
Gross UTB Balance at January 1	$583	$659	$528

Additions based on tax positions related to the current year	77	201	97
Additions for tax positions of prior years	140	30	158
Reductions for tax positions of prior years	(399)	(74)	(29)
Settlements	(4)	(154)	(17)
Reductions due to lapse of applicable statute of limitations	(16)	(79)	(78)

Gross UTB Balance at December 31	$381	$583	$659

Net UTB impacting the effective tax rate at December 31	$369	$265	$262